SEGMENTED INFORMATION (Details)	12 Months Ended
Mar. 31, 2022
Disclosure of entity's operating segments [text block] [Abstract]
Major customers transaction description	For the year ending March 31, 2022, four major customers (year ended March 31, 2021 – five) each accounted for 13%, 18%, 19%, and 19% (year ended March 31, 2021 – 11%, 12%, 15%, 16%, and 21%) and collectively 69% (year ended March 31, 2021 – 75%) of the total sales of the Company.